Inventories, net - Schedule of inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Inventories
Raw materials:	$ 52,118	$ 64,574
Work-in-process	72,988	102,050
Finished goods	90,807	68,158
Inventories, net	215,913	234,782
Cannabis
Inventories
Raw materials:	30,054	49,461
Non-Cannabis
Inventories
Raw materials:	$ 22,064	$ 15,113